INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2014
Revenues and Long-Lived Assets by Geographical Area

Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2014	2013	2012
Revenues:
United States	$3,525,176	$3,325,114	$3,087,256
Canada	300,289	318,165	240,254
Mexico	119,075	100,051	104,202

Total revenues	$3,944,540	$3,743,330	$3,431,712

December 31,	2014	2013
Long-Lived Assets:
United States	$434,910	$429,202
Canada	187,064	207,340
Mexico	5,293	5,329

Total long-lived assets	$627,267	$641,871